Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 313	$ 318
Ending balance	256	313
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	833	788
Additions	9	14
Acquisition (Note 4)		37
Disposals		(1)
Impairment (Note 7)	(17)
Change in foreign exchange rates	(2)	(2)
Transfers	4	(3)
Ending balance	827	833
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(520)	(470)
Disposals		1
Transfers		0
Amortization	51	51
Ending balance	(571)	(520)
Power sale contracts
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	146	143
Ending balance	129	146
Power sale contracts | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	269	250
Additions	0	0
Acquisition (Note 4)		37
Disposals		0
Impairment (Note 7)	0
Change in foreign exchange rates	0	(2)
Transfers	0	(16)
Ending balance	269	269
Power sale contracts | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(123)	(107)
Disposals		0
Transfers		(1)
Amortization	17	15
Ending balance	(140)	(123)
Software and other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	140	132
Ending balance	123	140
Software and other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	412	378
Additions	0	0
Acquisition (Note 4)		0
Disposals		(1)
Impairment (Note 7)	0
Change in foreign exchange rates	(2)	0
Transfers	12	35
Ending balance	422	412
Software and other | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(272)	(246)
Disposals		1
Transfers		(1)
Amortization	27	28
Ending balance	(299)	(272)
Intangibles under development
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3	11
Ending balance	4	3
Intangibles under development | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3	11
Additions	9	14
Acquisition (Note 4)		0
Disposals		0
Impairment (Note 7)	0
Change in foreign exchange rates	0	0
Transfers	8	(22)
Ending balance	4	3
Intangibles under development | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Disposals		0
Transfers		0
Amortization	0	0
Ending balance	0	0
Coal rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	24	32
Ending balance	0	24
Coal rights | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	149	149
Additions	0	0
Acquisition (Note 4)		0
Disposals		0
Impairment (Note 7)	(17)
Change in foreign exchange rates	0	0
Transfers	0	0
Ending balance	132	149
Coal rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(125)	(117)
Disposals		0
Transfers		0
Amortization	7	8
Ending balance	$ (132)	$ (125)